Commitments and contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Rental commitments [Member]
Operating Leased Assets [Line Items]
2018	$ 3,440
2019	1,784
2020	232
Future minimum payments, Total	5,456
Bandwidth Lease Commitments [Member]
Operating Leased Assets [Line Items]
2018	11,536
2019	418
2020	84
Future minimum payments, Total	$ 12,038